FINANCIAL EXPENSES NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Expenses Net [Abstract]
Income from investments	$ 26	$ 44	$ 57
Interest expense and other bank charges	(355)	(234)	(202)
Losses from hedging transactions in connection with the ratiopharm acquisition	0	0	(102)
Foreign Currency Transaction (Gain) Losses - net	(25)	(16)	22
Settlement received on auction rate securities portfolio	(32)	0	0
Other Than Temporary Impairment of Securities	0	0	0
Gain From Interest Rate Swap Transaction	0	53	0
Financial expenses-net	$ (386)	$ (153)	$ (225)